Note 10 - Stock Option Plan (Details) - Summary of Option Activity Under All Plans (USD $)	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended							15 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 The 2006 Stock Option Plan [Member]	Dec. 31, 2013 The 2006 Stock Option Plan [Member]	Dec. 31, 2012 The 2006 Stock Option Plan [Member]	Dec. 31, 2011 The 2006 Stock Option Plan [Member]	Dec. 31, 2010 The 2006 Stock Option Plan [Member]	Dec. 31, 2009 The 2006 Stock Option Plan [Member]	Dec. 31, 2008 The 2006 Stock Option Plan [Member]	Dec. 31, 2007 The 2006 Stock Option Plan [Member]	Dec. 31, 2006 The 2006 Stock Option Plan [Member]	Sep. 21, 2005 The 2006 Stock Option Plan [Member]
Note 10 - Stock Option Plan (Details) - Summary of Option Activity Under All Plans [Line Items]
Shares reserved at plan inception													1,000,000
Shares reserved at plan inception	2,294,534		363,413		36,449,336	36,807,350	501,871	202,621	499,576	2,014,000	2,086,500	948,500	0
Options granted	(1,901,476)				(11,873,890)	(43,694,521)	(345,000)	(771,412)	(1,892,029)	(72,500)	(867,000)	(51,500)
Options granted	1,901,476				11,873,890	43,694,521	345,000	771,412	1,892,029	72,500	867,000	51,500
Options granted (in Dollars per share)	$ 0.60				$ 0.01	$ 0.01	$ 0.12	$ 0.05	$ 0.06	$ 0.06	$ 0.06	$ 0.001
Options exercised	0	0				(1,866,903)	(9,000)	(173,455)	(322,395)
Options exercised (in Dollars per share)						$ 0.07	$ 0.001	$ 0.001	$ 0.06
Options forfeited	38,593				11,515,876		139,000	12,500	377,605		5,000
Options forfeited	(38,593)				(11,515,876)		(139,000)	(12,500)	(377,605)		(5,000)
Options forfeited (in Dollars per share)	$ 1.75				$ 0.01		$ 0.06	$ 0.06	$ 0.06		$ 0.001
Repurchase of restricted stock options							5,250
Balances as of December 31, 20	2,294,534		363,413		36,449,336	36,807,350	501,871	202,621	499,576	2,014,000	2,086,500	948,500	0
Balances as of December 31, 20				324,820	45,146,118	44,788,104	2,960,486	2,763,486	2,178,029	986,000	913,500	51,500
Balances as of December 31, 20 (in Dollars per share)	$ 1.02		$ 2.94	$ 1.55	$ 0.01	$ 0.01	$ 0.07	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.001
Balances as of December 31, 20	9 years 244 days		8 years 292 days	8 years 21 days	8 years 292 days	9 years 270 days	7 years 255 days	8 years 146 days	9 years	8 years 317 days	9 years 299 days	9 years 350 days
Options vested and expected to vest as of December 31, 2013					43,338,910
Options vested and expected to vest as of December 31, 2013 (in Dollars per share)					$ 0.01
Options vested and expected to vest as of December 31, 2013					8 years 292 days
Options vested as of December 31, 2013					15,025,985
Options vested as of December 31, 2013 (in Dollars per share)					$ 0.02
Options vested as of December 31, 2013					8 years 219 days
Additional shares reserved						80,000,000	500,000	461,957			2,000,000